Directors and key management compensation (Tables)	12 Months Ended
Mar. 31, 2019
Directors and key management compensation
Schedule of aggregate emolument of directors

	2019	2018	2017
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	2	3	2
Other benefits[2]	—	1	1
	6	8	7

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

Schedule of aggregate compensation for key management

	2019	2018	2017
	€m	€m	€m
Short-term employee benefits	23	27	24
Share-based payments	35	30	25
	58	57	49